OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Other current financial liabilities	$ 40,593,878	$ 56,114,977
Non-current
Other non-current financial liabilities	743,327,057	716,563,778
Bank loans
Current
Other current financial liabilities	1,438,161	21,542,736
Non-current
Other non-current financial liabilities	909,486	2,439,253
Bonds payable, net
Current
Other current financial liabilities	21,604,601	20,664,481
Non-current
Other non-current financial liabilities	718,962,871	700,327,057
Deposits in guarantee
Current
Other current financial liabilities	11,163,005	12,242,464
Derivative contract liabilities
Current
Other current financial liabilities	374,576	130,829
Leasing agreements
Current
Other current financial liabilities	6,013,535	1,534,467
Non-current
Other non-current financial liabilities	$ 23,454,700	$ 13,797,468